Cover	Mar. 23, 2022
Cover [Abstract]
Entity Registrant Name	HAHA Generation Corp.
Entity Central Index Key	0001655008
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 23, 2022
Entity File Number	333-207458
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0442871
Entity Address Address Line 1	4F, No. 132, Songshan Road
Entity Address Address Line 2	Xinyi District
Entity Address City Or Town	Taipei City
Entity Address Country	CN
City Area Code	886
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	227492597